Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 9 – Stockholders’ Equity

Stock Transactions

On October 25, 2022, in connection with the approval of the Business Combination, the Company’s stockholders approved the Cardio Diagnostics Holdings, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The purpose of the 2022 Plan is to promote the interests of the Company and its stockholders by providing eligible employees, officers, directors and consultants with additional incentives to remain with the Company and its subsidiaries, to increase their efforts to make the Company more successful, to reward such persons by providing an opportunity to acquire shares of Common Stock on favorable terms and to attract and retain the best available personnel to participate in the ongoing business operations of the Company. The 2022 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.

The 2022 Plan, as approved, permits the issuance of up to 108,851 shares (3,265,516 prior to the Reverse Stock Split) of Common Stock (the “Share Reserve”) upon exercise or conversion of grants and awards made from time to time to officers, directors, employees and consultants, however that the Share Reserve will increase on January 1st of each calendar year and ending on and including January 1, 2027 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 7% of the total number of shares of Common Stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of Common Stock as determined to be appropriate by the Compensation Committee, which administers the 2022 Plan, in its sole discretion. In January 2024, the Compensation Committee approved an annual increase in the Share Reserve of 35,349 shares (1,060,458 prior to the Reverse Stock Split). On March 31, 2025, the Compensation Committee approved an increase in the Share Reserve of 95,721 shares (2,871,638 prior to the Reverse Stock Split).

Common Stock Issued

Private Placement

In connection with a private offering memorandum that the Company issued through a placement agent on January 23, 2024, the Company completed entering into subscription agreements with 7 accredited investors (the “Subscription Agreements”), whereby the Company issued a total of 18,727 units (“Units”) (561,793 prior to the Reverse Stock Split), with each Unit consisting of (i) one share of the Company’s common stock, $0.00001 par value (the “Common Stock”), and (ii) one six year Common Stock purchase warrant (the “Warrants”), having an exercise price of $53.40 per share ($1.78 prior to the Reverse Stock Split) (the “Private Placement”). The Private Placement resulted in the issuance to investors of 18,727 shares (561,793 prior to the Reverse Stock Split) of Common Stock and 18,727 Warrants (561,793 prior to the Reverse Stock Split) during the six months ended June 30, 2024. The purchase price of the securities was $53.40 per Unit ($1.78 prior to the Reverse Stock Split), resulting in gross proceeds to the Company of $1,000,000, before deducting placement agent fees (10% or $100,000) and other offering expenses. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. The Private Placement closed on February 2, 2024.

In connection with the Private Placement, the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). The Company’s Non-Executive Chairman of the Board owns 10% of Altitude Capital. Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 3,745 shares (112,353 prior to the Reverse Stock Split) of Common Stock at $53.40 per share ($1.78 prior to the Reverse Stock Split) through February 2, 2030 (the “Placement Agent Warrants”).

At-the-Market Issuance

In connection with an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) that the Company entered into with a placement agent on January 26, 2024, the Company sold 206,713 shares (6,201,377 prior to the Reverse Stock Split) of Common Stock at various amounts per share to investors for gross proceeds totaling $3,511,040 before deducting sales commissions of $87,256 to the placement agent, during the six months ended June 30, 2025.

In connection with the Sales Agreement, the Company sold 72,058 common shares (2,161,737 prior to the Reverse Stock Split) at various amounts per share to investors for gross proceeds totaling $2,176,556, before deducting sales commissions of $54,399 to placement agent, during the six months ended June 30, 2024 (among which 55,822 shares of common stock (1,674,654 prior to the Reverse Stock Split) were sold for gross proceeds totaling $1,298,699 before deducting sales commissions of $32,452 to placement agent during the three months ended June 30, 2024). The Company also paid the placement agent a fee of $55,000.

Other Common Stock Issuance

During the three and six months ended June 30, 2025, the Company issued 1,559 shares and 2,061 shares (on a Reverse Stock Split-adjusted basis) of Common Stock to a consultant for services pursuant to vesting of Restricted Stock Units granted, valued at $6,000 and $12,000, respectively.

During the three and six months ended June 30, 2024, the Company issued 315 common shares (9,442 prior to the Reverse Stock Split) and 464 shares (13,919 prior to the Reverse Stock Split) to 2 consultants for services pursuant to vesting of Restricted Stock Units granted, valued at $6,000 and $14,000, respectively.

On March 31, 2024, the Company issued 1,174 shares (35,212 prior to the Reverse Stock Split) of Common Stock to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $50,000.

Warrants

During the six months ended June 30, 2025 and 2024, in connection with the Private Placement as described above, the Company issued an aggregate of 0 and 22,471 warrants (674,146 prior to the Reverse Stock Split), respectively.

Warrant activity during the six months ended June 30, 2025 and 2024 was as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2023	261,821	$291.05	3.72
Warrants granted	22,471	53.40
Warrants outstanding at June 30, 2024	284,292	$272.26	3.41
Warrants outstanding at December 31, 2024	284,292	$272.26	2.91
No warrant activity	—	—
Warrants outstanding at June 30, 2025	284,292	$272.26	2.41

 Options

On January 23, 2024, the Company authorized an additional 35,349 shares (1,060,458 prior to the Reverse Stock Split) to the Equity Incentive Plan Reserve (the “2022 Plan”) and granted 39,594 options (1,187,826 prior to the Reverse Stock Split) to management and employees, 38,894 (1,166,826 prior to the Reverse Stock Split) of which vested immediately with the remaining 700 options (21,000 prior to the Reverse Stock Split) subject to 50% vesting on June 30, 2024 and 100% vesting on December 31, 2024. Each option has an exercise price of $63.30 per share ($2.11 prior to the Reverse Stock Split) with an expiration date of January 23, 2034. The immediately vested 38,894 stock options (1,166,826 prior to the Reverse Stock Split) were valued at $2,461,404 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the six months ended June 30, 2024, risk free interest rate of 5.22%, volatility of 228% and an exercise price of $63.30 ($2.11 prior to the Reverse Stock Split). For the remaining 700 options (21,000 prior to the Reverse Stock Split), 250 options (7,500 prior to the Reverse Stock Split) were vested on June 30, 2024, 167 options (5,000 prior to the Reverse Stock Split) were vested on December 31, 2024 and 283 options (8,500 prior to the Reverse Stock Split) were forfeited before vesting with the leaving of the employees before December 31, 2024. The vested stock options were valued at $4,106 at vesting date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these vested stock options during the year ended December 31, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $63.30 ($2.11 prior to the Reverse Stock Split).

On March 31, 2025, the Company authorized an additional 95,721 shares (2,871,638 prior to the Reverse Stock Split) to the 2022 Plan and granted 2,524 stock options (75,756 prior to the Reverse Stock Split) to the board of directors, which vested immediately on grant date. Each option has an exercise price of $9.90 per share ($0.33 prior to the Reverse Stock Split) with an expiration date of March 31, 2035. These immediately vested stock options were valued at $24,612 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the six months ended June 30, 2025, risk free interest rate of 4.3908%, volatility of 148% and an exercise price of $9.90 ($0.33 prior to the Reverse Stock Split).

On June 30, 2025, the Company granted 6,944 stock options to the board of directors, which vested immediately on grant date. Each option has an exercise price of $3.60 per share with an expiration date of June 30, 2035. These immediately vested stock options were valued at $24,778 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the three and six months ended June 30, 2025, risk free interest rate of 4.39%, volatility of 161% and an exercise price of $3.60.

On June 30, 2024, the Company granted 1,012 stock options (30,300 prior to the Reverse Stock Split) to the board of directors, which vested immediately on grant date. Each option has an exercise price of $16.50 per share ($0.55 prior to the Reverse Stock Split) with an expiration date of June 30, 2034. These immediately vested stock options were valued at $16,625 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the three and six months ended June 30, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $16.50 ($0.55 prior to the Reverse Stock Split).

Option activity during the six months ended June 30, 2025 and 2024 was as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2023	86,153	$91.72	8.71
Options granted	40,604	62.14
Options expired or cancelled or forfeited	(200)	63.30
Options outstanding at June 30, 2024	126,557	$82.27	8.65
Options vested and exercisable at June 30, 2024	126,307	$82.27
Options outstanding at December 31, 2024	119,807	$82.25	8.12
Options granted	9,468	5.28
Options expired or cancelled or forfeited	(415)	63.30
Options outstanding at June 30, 2025	128,860	$76.66	7.80
Options vested and exercisable at June 30, 2025	128,860	$76.66

Note 10 – Stockholders’ Equity

Stock Transactions

Pursuant to the Business Combination Agreement on October 25, 2022, the Company issued the following securities:

Holders of conversion rights issued as a component of units in Mana’s initial public offering (the “Public Rights”) were issued an aggregate of 928,571 shares of the Company’s common stock.

Holders of existing shares of common stock of Legacy Cardio and the holder of equity rights of Legacy Cardio (together, the “Legacy Cardio Stockholders”) received an aggregate of 6,883,306 shares of the Company’s Common Stock, calculated based on the exchange ratio of 3.427259 pursuant to the Merger Agreement (the “Exchange Ratio”) for each share of Legacy Cardio Common Stock held or, in the case of the equity rights holder, that number of shares of the Company’s Common Stock equal to 1% of the Aggregate Closing Merger Consideration, as defined in the Merger Agreement.

The Legacy Cardio Stockholders received, in addition, an aggregate of 43,334 shares of the Company’s Common Stock (“Conversion Shares”) upon conversion of an aggregate of $433,334 in principal amount of promissory notes issued by Mana to Legacy Cardio in connection with its loan of such amount in order to extend Mana’s duration through October 26, 2022 (the “Extension Notes”), which Conversion Shares were distributed to the Legacy Cardio Stockholders in proportion to their respective interest in Legacy Cardio.

Mana public stockholders (excluding Mana Capital, LLC, the SPAC sponsor (the “Sponsor”), and Mana’s former officers and directors) own 34,548 shares of the Company’s Common Stock and the Sponsor, Mana’s former officers and directors and certain permitted transferees own 1,625,000 shares of the Company’s Common Stock.

Immediately after giving effect to the Business Combination, there were 9,514,743 issued and outstanding shares of the Company’s Common Stock.

On October 25, 2022, in connection with the approval of the Business Combination, the Company’s stockholders approved the Cardio Diagnostics Holdings, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The purpose of the 2022 Plan is to promote the interests of the Company and its stockholders by providing eligible employees, officers, directors and consultants with additional incentives to remain with the Company and its subsidiaries, to increase their efforts to make the Company more successful, to reward such persons by providing an opportunity to acquire shares of Common Stock on favorable terms and to attract and retain the best available personnel to participate in the ongoing business operations of the Company. The 2022 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.

The 2022 Plan, as approved, permits the issuance of up to 3,265,516 shares of Common Stock (the “Share Reserve”) upon exercise or conversion of grants and awards made from time to time to officers, directors, employees and consultants, however that the Share Reserve will increase on January 1st of each calendar year and ending on and including January 1, 2027 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 7% of the total number of shares of Common Stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of Common Stock as determined to be appropriate by the Compensation Committee, which administers the 2022 Plan, in its sole discretion. There was no increase in the Share Reserve on January 1, 2023. In January 2024, the Compensation Committee approved an annual increase in the Share Reserve of 1,060,458 shares.

Common Stock Issued

Private Placement

In connection with a private offering memorandum that the Company issued through a placement agent on January 23, 2024, the Company completed entering into subscription agreements with 7 accredited investors (the “Subscription Agreements”), whereby the Company issued a total of 561,793 units (“Units”), with each Unit consisting of (i) one share of the Company’s common stock, $0.00001 par value (the “Common Stock”), and (ii) one six year Common Stock purchase warrant (the “Warrants”), having an exercise price of $1.78 per share (the “Private Placement”). The Private Placement resulted in the issuance to investors of 561,793 shares of Common Stock and 561,793 Warrants. The purchase price of the securities was $1.78 per Unit, resulting in gross proceeds to the Company of $1,000,000, before deducting placement agent fees (10% or $100,000) and other offering expenses. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. The Private Placement closed on February 2, 2024.

In connection with the Private Placement, the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). The Company’s Non-Executive Chairman of the Board owns 10% of Altitude Capital. Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).

At-the-Market Issuance

In connection with an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) that the Company entered into with a placement agent on January 26, 2024, the Company sold 24,758,057 shares of Common Stock at various amounts per share to investors for gross proceeds totaling $11,546,949 before deducting sales commissions of $288,674 to placement agent, during the year ended December 31, 2024. The Company also paid the placement agent a fee of $55,000.

Other Common Stock Issuance

During the year ended December 31, 2024, the Company issued 48,568 shares of Common Stock to two consultants for services pursuant to vesting of Restricted Stock Units granted, valued at $26,000.

On March 31, 2024, the Company issued 35,212 shares of Common Stock to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $50,000.

On March 2, 2023, a shareholder exercised warrants in exchange for 100,000 shares of Common Stock for proceeds of $390,000.

During the year ended December 31, 2023, the Company issued 52,375 shares of Common Stock to two consultants for services pursuant to vesting of Restricted Stock Units granted, valued at $44,000.

During the year ended December 31, 2023, the Company issued 251,172 shares of Common Stock to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $200,000.

In connection with the convertible notes payable (see Note 11 below) the noteholders converted $5,000,000 of principal balance to 10,622,119 shares of Common Stock during the year ended December 31, 2023. The number of shares of Common Stock issued was determined based on the terms of the convertible notes.

Warrants

On October 1, 2019, the Company issued warrants to a seed funding firm equivalent to 2% of the fully-diluted equity of the Company, or 22,500 shares of Common Stock at the time of issuance. The warrant is exercisable on the earlier of the closing date of the next Qualified Equity Financing occurring after the issuance of the warrant, and immediately before a Change of Control. The exercise price is the price per share of the shares sold to investors in the next Qualified Equity Financing, or if the warrant became exercisable in connection with a Change in Control before the next Qualified Equity Financing, the greater of the quotient obtained by dividing $150,000 by the Pre-financing Capitalization, and the price per share paid by investors in the then-most recent Qualified Equity Financing, if any. The warrant will expire upon the earlier of the consummation of any Change of Control, or 15 years after the issuance of the warrant.

In April 2022, the Company issued fully vested warrants to investors as part of private placement subscription agreements pursuant to which the Company issued Common Stock. Each shareholder received warrants to purchase 50% of the Common Stock issued at an exercise price of $3.90 per share with an expiration date of June 30, 2027.

As of May 23, 2022, the Company issued fully vested warrants to investors as part of an additional private placement subscription agreements pursuant to which the Company issued Common Stock. Each shareholder received warrants to purchase 50% of the Common Stock issued at an exercise price of $6.21 per share with an expiration date of five years from the date of issue.

All of the warrants issued by Legacy Cardio were exchanged in the Business Combination for warrants of the Company based on the merger exchange ratio.

During the year ended December 31, 2024, in connection with the Private Placement as described above, the Company issued an aggregate of 674,146 warrants.

Warrant activity during the years ended December 31, 2024 and 2023 was as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2022	7,954,620	$9.63	4.46
Warrants exercised	(100,000)	3.90
Warrants outstanding at December 31, 2023	7,854,620	9.70	3.72
Warrants granted	674,146	1.78
Warrants outstanding at December 31, 2024	8,528,766	$9.08	2.91

Options

On June 23, 2023, the Company granted 825,000 stock options to management, which vested immediately on grant date. Each option has an exercise price of $1.26 per share with an expiration date of June 23, 2033. These immediately vested stock options were valued at $1,035,273 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2023, risk free interest rate of 5.41%, volatility of 176% and an exercise price of $1.26.

On January 23, 2024, the Company authorized an additional 1,060,458 shares to the Equity Incentive Plan Reserve (the “2022 Plan”) and granted 1,187,826 options to management and employees, 1,166,826 of which vested immediately with the remaining 21,000 options subject to 50% vesting on June 30, 2024 and 100% vesting on December 31, 2024. Each option has an exercise price of $2.11 per share with an expiration date of January 23, 2034. The immediately vested 1,166,826 stock options were valued at $2,461,404 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2024, risk free interest rate of 5.22%, volatility of 228% and an exercise price of $2.11. For the remaining 21,000 options, 7,500 options were vested on June 30, 2024, 5,000 options were vested on December 31, 2024 and 8,500 options were forfeited before vesting with the leaving of the employees before December 31, 2024. The vested stock options were valued at $4,106 at vesting date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these vested stock options during the year ended December 31, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $2.11.

On June 30, 2024, the Company granted 30,300 stock options to the board of directors, which vested immediately on grant date. Each option has an exercise price of $0.55 per share with an expiration date of June 30, 2034. These immediately vested stock options were valued at $16,625 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $0.55.

On September 30, 2024, the Company granted 74,744 stock options to the board of directors, which vested immediately on grant date. Each option has an exercise price of $0.22 per share with an expiration date of September 30, 2034. These immediately vested stock options were valued at $16,618 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2024, risk free interest rate of 3.79%, volatility of 184% and an exercise price of $0.22.

On November 14, 2024, the Company granted 15,728 stock options to two independent directors of the board, which vested immediately on grant date. Each option has an exercise price of $0.27 per share with an expiration date of November 14, 2034. These immediately vested stock options were valued at $4,125 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2024, risk free interest rate of 4.44%, volatility of 156% and an exercise price of $0.27. The two independent directors did not stand for re-election at the 2024 Annual Meeting but did receive the options upon vesting.

On December 31, 2024, the Company granted 13,632 stock options to the board of directors, which vested immediately on grant date. Each option has an exercise price of $0.92 per share with an expiration date of December 31, 2034. These immediately vested stock options were valued at $12,289 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the year ended December 31, 2024, risk free interest rate of 4.58%, volatility of 146% and an exercise price of $0.92.

Option activity during the years ended December 31, 2024 and 2023 was as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,759,599	$3.90	9.35
Options granted	825,000	1.26
Options outstanding at December 31, 2023	2,584,599	3.06	8.71
Options granted	1,322,231	1.93
Options expired or cancelled or forfeited	(312,628)	1.93
Options outstanding at December 31, 2024	3,594,202	$2.74	8.12
Options vested and exercisable at December 31, 2024	3,594,202	$2.74